Supplementary Information - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2021		Mar. 31, 2021	Dec. 31, 2020		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 843,957	[1]		$ 800,535	[1],[2]	$ 713,984		$ 1,340,140	[2]	$ 1,744,209
Accounts receivable and accrued revenue, net	118,205			176,521				230,239
Lease incentives receivable
Due from related party
Assets held for sale								134,958
Other current assets	435,448			352,172				422,938
Total current assets	1,397,610			1,329,228				2,128,275
Property and equipment, net	5,991,011			6,859,163				8,399,541
Lease right-of-use assets, net	13,923,373			15,107,880				17,496,004
Restricted cash	11,528	[1]		53,618	[1],[2]			856,255	[2]
Deferred lease acquisition costs, net
Equity method and other investments	198,163			214,940				203,719
Goodwill	678,668			679,351				698,416		681,017
Intangible assets, net	53,806			49,896				79,865
Other assets	932,151			1,062,258				1,285,739
Total assets	23,186,310	[1]		25,356,334	[1],[2]			31,147,814	[2]
Current liabilities:
Accounts payable and accrued expenses	537,600			723,411				1,371,677
Members' service retainers	347,057			358,566				605,574
Deferred revenue	138,207			176,004				180,390
Current lease obligations	873,531			847,531				685,629
Liabilities held for sale								25,442
Other current liabilities	440,374			83,755				218,820
Total current liabilities	2,336,769			2,189,267				3,087,532
Long-term lease obligations	18,977,544			20,263,606				21,251,163
Unsecured related party debt	2,200,000			1,200,000
Convertible related party liabilities, net	57,944			418,908				2,151,075
Long-term debt, net	659,446			688,356				1,389,431
Other liabilities	242,522			221,780				137,641
Total liabilities	24,474,225	[1]		24,981,917	[1],[2]			28,016,842	[2]
Convertible preferred stock	8,379,182			7,666,098				6,473,604
Redeemable noncontrolling interests	291,901			380,242				1,032,080
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	(9,964,996)			(7,673,785)				(4,696,897)
Noncontrolling interests	5,998			1,862				322,185
Total stockholders' equity	(9,958,998)		$ (9,145,690)	(7,671,923)		$ (5,692,452)	$ (4,782,049)	(4,374,712)		$ (2,458,576)	$ (1,302,451)
Total Liabilities and Stockholders' Equity	23,186,310			25,356,334				31,147,814
Operating Segments [Member] | Subsidiaries [Member]
Current assets:
Cash and cash equivalents	843,552			800,531				1,340,139
Accounts receivable and accrued revenue, net	118,205			176,521				230,239
Assets held for sale								134,958
Other current assets	435,125			349,672				422,938
Total current assets	1,396,882			1,326,724				2,128,274
Investments in and advances to/(from) consolidated subsidiaries	(15,783)			(28,632)				(89,515)
Property and equipment, net	5,991,011			6,859,163				8,399,541
Lease right-of-use assets, net	13,923,373			15,107,880				17,496,004
Restricted cash	11,528			53,618				856,255
Equity method and other investments	198,163			214,940				203,719
Goodwill	678,668			679,351				698,416
Intangible assets, net	53,806			49,896				79,865
Other assets	933,381			1,062,258				1,286,180
Total assets	23,171,029			25,325,198				31,058,739
Current liabilities:
Accounts payable and accrued expenses	526,045			698,241				1,281,677
Members' service retainers	347,057			358,566				605,574
Deferred revenue	138,207			176,004				180,390
Current lease obligations	873,531			847,531				685,629
Liabilities held for sale								25,442
Other current liabilities	437,535			83,755				95,411
Total current liabilities	2,322,375			2,164,097				2,874,123
Long-term lease obligations	18,977,544			20,263,606				21,251,163
Unsecured related party debt	2,200,000			1,200,000
Long-term debt, net	659,446			688,356				1,389,431
Other liabilities	242,522			221,780				137,641
Total liabilities	24,401,887			24,537,839				25,652,358
Redeemable noncontrolling interests	291,901			380,242				1,032,080
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	(1,528,757)			405,255				4,052,116
Noncontrolling interests	5,998			1,862				322,185
Total stockholders' equity	(1,522,759)			407,117				4,374,301
Total Liabilities and Stockholders' Equity	23,171,029			25,325,198				31,058,739
Operating Segments [Member] | Standalone [Member]
Current assets:
Cash and cash equivalents	405			4				1
Total current assets	405			4				1
Investments in and advances to/(from) consolidated subsidiaries	(1,513,876)			436,385				4,141,631
Other assets								(441)
Total assets	(1,513,471)			436,389				4,141,191
Current liabilities:
Accounts payable and accrued expenses	11,560			25,168				90,000
Other current liabilities	2,839							123,409
Total current liabilities	14,399			25,168				213,409
Convertible related party liabilities, net	57,944			418,908				2,151,075
Total liabilities	72,343			444,076				2,364,484
Convertible preferred stock	8,379,182			7,666,098				6,473,604
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	(9,964,996)			(7,673,785)				(4,696,897)
Total stockholders' equity	(9,964,996)			(7,673,785)				(4,696,897)
Total Liabilities and Stockholders' Equity	(1,513,471)			436,389				4,141,191
Operating Segments [Member] | Other Subsidiaries [Member]
Current assets:
Other current assets	323			2,500
Total current assets	323			2,500
Investments in and advances to/(from) consolidated subsidiaries	(1,528,757)			405,255				4,052,116
Other assets	(1,230)
Total assets	(1,529,664)			407,755				4,052,116
Current liabilities:
Accounts payable and accrued expenses	(5)			2
Total current liabilities	(5)			2
Total liabilities	(5)			2
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	(1,529,659)			407,753				4,052,116
Total stockholders' equity	(1,529,659)			407,753				4,052,116
Total Liabilities and Stockholders' Equity	(1,529,664)			407,755				4,052,116
Eliminations [Member]
Current assets:
Investments in and advances to/(from) consolidated subsidiaries	3,058,416			(813,008)				(8,104,232)
Total assets	3,058,416			(813,008)				(8,104,232)
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	3,058,416			(813,008)				(8,104,232)
Total stockholders' equity	3,058,416			(813,008)				(8,104,232)
Total Liabilities and Stockholders' Equity	$ 3,058,416			$ (813,008)				$ (8,104,232)

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of June 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $1.9 billion and $2.1 billion respectively, including $102.6 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.6 billion and $1.7 billion as of June 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.6 million and $14.6 million as of June 30, 2021 and December 31, 2020, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.